Condensed Consolidated Balance Sheets (Unaudited)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Current assets:
Cash and cash equivalents	$ 20,988,197	$ 2,690,795	$ 20,890,350
Accounts receivable, net	1,554,315	199,271	1,863,838
Deferred offering costs			281,726
Promissory notes receivables, net	45,651,595	5,852,769	18,637,643
Current portion of long-term prepayments	4,989,118	639,631	8,087,313
Deposits and other receivables			167,506
Total current assets	73,183,225	9,382,466	49,928,376
Non-current assets:
Property and equipment, net	21,525	2,760	29,857
Goodwill	13,259,992	1,699,999
Long-term prepayments, net of current portion			801,000
Total non-current assets	13,281,517	1,702,759	830,857
TOTAL ASSETS	86,464,742	11,085,225	50,759,233
Current liabilities:
Accounts payable	205,767	26,380	205,767
Accrued liabilities and other payable	885,965	113,587	1,044,062
Contract liabilities	637,646	81,750	776,061
Total current liabilities	1,729,378	221,717	2,025,890
TOTAL LIABILITIES	1,729,378	221,717	2,025,890
Commitments and contingencies
Shareholders’ equity:
Ordinary share	464,604	59,565	121,404
Additional paid-in capital	137,315,218	17,604,515	84,060,340
Accumulated other comprehensive income (loss)	(58,831)	(7,542)	(11,687)
Accumulated deficit	(52,985,627)	(6,793,030)	(35,436,714)
Total shareholders' deficit	84,735,364	10,863,508	48,733,343
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 86,464,742	$ 11,085,225	$ 50,759,233